S-K 1602, SPAC Registered Offerings	Jan. 06, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of September 30, 2025
	25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	Redemption		Redemption		Redemption		Redemption
Offering	(assumes 8,750,000 or		(assumes 17,500,000 or		(assumes 26,250,000 or		(assumes 35,000,000 or
Price of	10,062,500 public		20,125,000 public		30,187,500 public		40,250,000 public
$10.00	shares redeemed)		shares redeemed)		shares redeemed)		shares redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
		NTBVPS		NTBVPS		NTBVPS		NTBVPS
		and		and		and		and
Adjusted	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering	Adjusted	Offering
NTBVS	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price	NTBVPS	Price

Assuming Full Exercise of Over-Allotment Option
$7.68	$7.11	$2.89	$6.14	$3.86	$4.21	$5.79	$(1.58)	$11.58
Assuming No Exercise of Over-Allotment Option
$7.69	$7.12	$2.88	$6.16	$3.84	$4.24	$5.76	$(1.53)	$11.53

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

While we may pursue an initial business combination opportunity in any industry or sector, our primary focus is on identifying and acquiring a company operating in the software vertical that leverages large language models or other AI tools. We are particularly interested in companies that sit at the intersection of AI infrastructure and applied solutions. This includes AI software platforms, hosting infrastructure, applied consumer AI apps, model creators, and other foundational elements of AI transformation companies. We believe these areas represent the most durable value creation opportunities as enterprises seek to integrate AI into their core operations. Although we are not prescriptive on size, we expect our most likely targets to have enterprise values in excess of $1 billion.

We believe the global economy is undergoing a fundamental transformation in how labor, cognition, and creative work is conducted.

We intend to prioritize companies that not only provide AI applications but also create enabling platforms — those that can support third-party developers, plug into enterprise workflows, and extend the reach of AI models into regulated industries. By supporting such companies through capital markets access, we aim to accelerate their ability to scale and consolidate leadership positions.

This shift is driven by the deployment of AI computational power and the application of AI models in daily life. Our strategy centers on completing a business combination with a company that enables or extends this fundamental human shift and that desires access to the scale and capital that can be enabled by public markets. We intend to prioritize business combination targets that are developing applied AI systems that make it easier for people and organizations to interact with AI models that enable a wide range of practical uses for consumers or enterprises. We also intend to prioritize business combination targets that demonstrate the technical, operational, and governance maturity seen in leading AI enterprises such as Anthropic PBC and Thinking Machines Lab Inc., which are regarded as adhering to high operational and accounting standards comparable to those of established public companies.

We intend to focus on businesses that satisfy several, and ideally most, of the following criteria:

●	Enterprise Focused: Companies enabling the discovery of novel LLM features for enterprises, including dedicated local tools, modular creative environments, AI development toolkits, hosting frameworks, or other orchestration services.
●	Usage and Adoption: Demonstrated traction through daily active users, model activity, revenue, and active capital deployment.
●	Revenue: Sustainable subscription-driven or enterprise revenue generation, including usage-based pricing, or infrastructure-as-a-service contracts.
●	Team Quality: Proven leadership in engineering, AI research, and industry development, with a demonstrated history of successful project execution, including contributions to open-source initiatives where applicable.
●	Public-Market Fit: Clear rationale for operating as a public company, such as strategic roll-up potential, institutional onboarding, or global compliance readiness.
●	Moats and Governance: Companies that have (i) established defensible moats, such as proprietary datasets, differentiated intellectual property, or strong developer ecosystems, and (ii) responsible AI governance, including risk frameworks and compliance practices consistent with leading AI enterprises.

These criteria are not intended to be exhaustive. Any evaluation of a prospective business combination may consider these guidelines as well as other factors our management and sponsor deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy materials or tender offer documents, as applicable, that we would file with the SEC.

We are not prohibited from pursuing an initial business combination with a business combination target that is affiliated with our sponsor, officers, directors or advisors (or their respective affiliates or related entities) or making the acquisition through a joint venture or other form of shared ownership with our sponsor, officers, directors or advisors (or their respective affiliates or related entities). In the event that we seek to complete our initial business combination with a company that is affiliated with our sponsor, officers or directors (or their respective affiliates or related entities), we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm which is a member of FINRA or a valuation or appraisal firm stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $350,000,000 or $402,500,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated trust account located in the United States at JP Morgan Chase Bank, N.A. with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations and/or held as cash or cash items (including in demand deposit accounts); the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include $14,000,000 in the aggregate, (or up to $17,150,000 if the underwriters’ over-allotment option is exercised in full), in deferred underwriting commissions.Except with respect to interest earned on the funds held in the trust account that may be released to us to fund our taxes paid or payable (excluding any Excise Tax, or similar tax, imposed on us) and up to $100,000 of interest to pay liquidation expenses, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association to (A) modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 350,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	35,000,000 units, at $10.00 per unit, each unit consisting of: ●one Class A ordinary share; and ●one-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or against, our initial business combination, all or a portion of their public shares in connection with the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (which interest shall be net of taxes paid or payable), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights in connection with the completion of our initial business combination with respect to our warrants. In connection with their receipt of founder shares and/or private placement warrants and their appointment as directors and/or officers, as applicable, our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination for no additional consideration.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, How Extended [Text Block]	we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number or length of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our sponsor, independent directors and other initial shareholders will lose their entire investment in our founder shares and our private placement warrants, except to the extent they entitle the holders thereof to receive liquidating distributions from assets outside the trust account.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We intend to effectuate our initial business combination using cash from the proceeds of this offering, the sale of the private placement warrants, our equity, debt or a combination of these as the consideration to be paid in our initial business combination. Generally, the issuance of additional shares in a business combination:

●
may significantly dilute the equity interest of investors in this offering, which dilution would increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares;
●
may subordinate the rights of holders of Class A ordinary shares if preference shares are issued with rights senior to those afforded to Class A ordinary shares;
●
could cause a change in control if a substantial number of Class A ordinary shares are issued, which may affect, among other things, the post-business combination company’s ability to use its net operating loss carry forwards, if any, and could result in the resignation or removal of officers and directors;
●
may have the effect of delaying or preventing a change of control of the post-business combination company by diluting the share ownership or voting rights of a person seeking to obtain control of the post-business combination company; and
●
may adversely affect prevailing market prices for our units, Class A ordinary shares and/or warrants.

We may issue shares to investors in private placement transactions (including private investment in public equity or “PIPE” transactions) in order to complete an initial business combination and provide sufficient liquidity and capital to the post-business combination entity. As of the date of this prospectus, we have no commitments to issue any shares in connection with such a transaction. The price of the shares so issued in connection with an initial business combination may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Any such issuances of equity securities at a price that is less than $10.00 or the prevailing market price of our shares at that time could be structured to ensure a return on investment to the investors and could dilute the interests of our existing shareholders in a manner that would not ordinarily occur in a traditional initial public offering and could result in both a reduction in the trading price of our shares to the price at which we issue such equity securities and fluctuations in the net tangible book value per share of the combined company’s securities following the completion of our initial business combination. We may also provide price protection or other incentives, or issue convertible securities such as preferred equity or convertible debt, and the exercise or conversion price of those securities may be fixed or adjustable, and may be less, and potentially significantly less, than $10.00 per share or the market price for our shares at such time. Such issuances could also result in additional transaction costs related to our initial business combination compared to a traditional initial public offering, including the placement fees associated with the engagement of a placement agent in connection with PIPE transactions.

Although we have no commitments as of the date of this prospectus to issue any notes or other debt, or to otherwise incur debt following this offering, we may choose to pursue a business combination in connection with which we incur substantial debt. No issuance of debt will affect the per share amount available for redemption from the trust account. However, if we issue debt securities or otherwise incur significant debt to banks or other lenders or the owners of a target, it could result in:

●
default and foreclosure on the assets of the post-business combination company if its operating revenues are insufficient to repay its debt obligations;
●
acceleration of the post-business combination company’s obligations to repay such indebtedness, even if it makes all principal and interest payments when due, if it breaches certain covenants that require the maintenance of certain financial ratios or reserves without a waiver or renegotiation of that covenant;
●
the post-business combination company’s immediate payment of all principal and accrued interest, if any, if the debt security is payable on demand;
●
the post-business combination company’s inability to obtain necessary additional financing if the debt security contains covenants restricting its ability to obtain such financing while the debt security is outstanding;
●
using a substantial portion of the post-business combination company’s cash flow to pay principal and interest on its debt, which will reduce the funds available for expenses, capital expenditures, acquisitions and other general corporate purposes;
●
limitations on the post-business combination company’s flexibility in planning for and reacting to changes in its business and in the industry in which it operates; and
●
increased vulnerability to adverse changes in general economic, industry and competitive conditions and adverse changes in government regulation; and limitations on the post-business combination company’s ability to borrow additional amounts for expenses, capital expenditures, acquisitions, debt service requirements, execution of its strategy and other purposes and other disadvantages compared to its competitors who have less debt.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Idea Tender LLC	8,750,000 Class B Ordinary Shares(1) (which include anti-dilution adjustments as described in “— Founder shares conversion and anti-dilution rights”)(2)	$25,000 (approximately $0.002 per share)

Idea Tender LLC	3,666,667 private placement warrants to be purchased simultaneously with the closing of this offering	$5,500,000 ($1.50 per private placement warrant)

Idea Tender LLC	$20,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, secretarial and administrative services provided to members of our management team

Idea Tender LLC	Repayment in cash	Up to $300,000 of loans made to us to cover offering related and organizational expenses
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Idea Tender LLC, officers, directors, or their respective affiliates	Repayment in cash or in private placement warrants at a conversion price of $1.50 per warrant

Working capital loans to finance transaction costs in connection with an initial business combination. Up to $1,500,000 of such loans may be converted at the option of the lender into private placement warrants at a conversion price of $1.50 per warrant

Idea Tender LLC, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination	Expenses incurred in connection with identifying, investigating, negotiating and completing an initial business combination

Idea Tender LLC, officers, directors, or their respective affiliates	Payment of consulting, success or finder’s fees in connection with completing an initial business combination

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

We may engage our sponsor or an affiliate of our sponsor as an advisor or otherwise in connection with our initial business combination and certain other transactions and pay such person or entity a salary or fee in an amount that constitutes a market standard for comparable transactions

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	Assumes surrender of 1,312,500 founder shares. Up to 1,312,500 founder shares held by the sponsor will be surrendered to us for no consideration depending on the extent to which the underwriters’ over-allotment option is exercised.
(2)	As described below under “The Offering — Founder shares conversion and anti-dilution rights,” the Class B ordinary shares and Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the nominal price of $25,000, or $0.002 per founder share, at which our sponsor purchased the founder shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Further, if we increase or decrease the size of the offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the number of founder shares at 20% of our issued and outstanding ordinary shares upon the consummation of this offering (excluding the Class A ordinary shares underlying the private placement warrants issued to the sponsor and the underwriters). Such adjustment may result in material dilution to our public shareholders. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. For more information also see below under “The Offering — Payments to insiders” and “The Offering — Additional financing.” For more information on the dilutive effect of the founder shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares, see the section titled “Risk Factors — Risks Relating to our Search for, and Consummation of, or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “Risk Factors — Risks Relating to our Securities — The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to materially decline”, and “Risk Factors — Risks Relating to our Securities — Our sponsor paid an aggregate of $25,000, or approximately $0.002 per founder share and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class A ordinary shares”.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

We may raise additional funds through issuance of ordinary shares and/or convertible equity in connection with an initial business combination, and as a result our public shareholders may suffer significant dilution or have other adverse impacts. See the sections titled “The Offering — Additional Financing”, “Risk Factors — Risks Relating to our Search for, and Consummation of or Inability to Consummate, a Business Combination — We may issue additional Class A ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the founder shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained therein. Any such issuances would dilute the interest of our shareholders and likely present other risks.” This dilution would increase to the extent that the anti-dilution provision of the founder shares result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination. In addition, the exercise of any warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. See “Dilution”. The cashless exercise of the private placement warrants, including private placement warrants that may be issued upon conversion of working capital loans may result in significant dilution to purchasers in this offering.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Certain of our officers and directors are officers and directors of Meshflow Acquisition Corp., a special purpose acquisition company. In addition, our sponsor, officers or directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved, including Meshflow Acquisition Corp. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination. In our post-IPO discussions with any potential targets our management team and our sponsor will ensure that the target has a clear understanding that it will transact with us and with no other special purpose acquisition company that may be sponsored by our management team.Our executive officers and our directors may have interests that differ from you in connection with the business combination, including the fact that they may lose their entire investment in us if our initial business combination is not completed, except to the extent they receive liquidating distributions from assets outside the trust account, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.Additionally, the personal and financial interests of our directors and executive officers may influence their motivation in timely identifying and pursuing an initial business combination or completing our initial business combination. The different timelines of competing business combinations could cause our directors and executive officers to prioritize a different business combination over finding a suitable acquisition target for our business combination. Consequently, our directors’ and executive officers’ discretion in identifying and selecting a suitable target business may result in a conflict of interest when determining whether the terms, conditions and timing of a particular business combination are appropriate and in our shareholders’ best interest, which could negatively impact the timing for a business combination.In addition to the above, our officers and directors are not required to commit any specified amount of time to our affairs, and, accordingly, may have conflicts of interest in allocating management time among various business activities, including selecting a business combination target and monitoring the related due diligence.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	—	—	—	—	—	—	—	—	—	—
Increase attributable to public shareholders	7.69	7.68	7.12	7.11	6.16	6.14	4.24	4.21	(1.53)	(1.58)
Pro forma net tangible book value after this offering and the sale of the private placement warrants	7.69	7.68	7.12	7.11	6.16	6.14	4.24	4.21	(1.53)	(1.58)
Dilution to public shareholders	$2.31	$2.32	$2.88	$2.89	$3.84	$3.86	$5.76	$5.79	$11.53	$11.58
Percentage of dilution to public shareholders	23.10%	23.20%	28.80%	28.90%	38.40%	38.60%	57.60%	57.90%	115.30%	115.80%

Numerator
Net tangible book deficit before this offering	(33,905)	(33,905)	(33,905)	(33,905)	(33,905)	(33,905)	(33,905)	(33,905)	(33,905)	(33,905)
Net proceeds from this offering and the sale of the private placement warrants(1)	351,250,000	403,750,000	351,250,000	403,750,000	351,250,000	403,750,000	351,250,000	403,750,000	351,250,000	403,750,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	40,473	40,473	40,473	40,473	40,473	40,473	40,473	40,473	40,473	40,473
Less: Deferred underwriting commissions	(14,000,000)	(17,150,000)	(14,000,000)	(17,150,000)	(14,000,000)	(17,150,000)	(14,000,000)	(17,150,000)	(14,000,000)	(17,150,000)
Less: overallotment liability	(608,500)	—	(608,500)	—	(608,500)	—	(608,500)	—	(608,500)	—
Less: Amounts paid for redemptions	—	—	(87,500,000)	(100,625,000)	(175,000,000)	(201,250,000)	(262,500,000)	(301,875,000)	(350,000,000)	(4,025,000,000)
	336,648,068	386,606,568	249,148,068	285,981,568	161,419,868	185,356,568	74,148,068	84,731,568	(13,351,932)	(15,893,432)

Denominator
Ordinary shares outstanding prior to this offering	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500	10,062,500
Ordinary shares forfeited if overallotment is not exercised	(1,312,500)	—	(1,312,500)	—	(1,312,500)	—	(1,312,500)	—	(1,312,500)	—
Ordinary shares offered to public	35,000,000	40,250,000	35,000,000	40,250,000	35,000,000	40,250,000	35,000,000	40,250,000	35,000,000	40,250,000
Less Ordinary shares redeemed	—	—	(8,750,000)	(10,062,500)	(17,500,000)	(20,125,000)	(26,250,000)	(30,187,500)	(35,000,000)	(40,250,000)
	43,750,000	50,312,500	35,000,000	40,250,000	26,250,000	30,187,500	17,500,000	20,125,000	8,750,000	10,062,500

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

Our public shareholders will experience dilution even if no public shares are redeemed in connection with an initial business combination or another redemption event, for instance in connection with the implementation by our board of directors of, following a shareholder vote, an amendment to our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to provide holders of our Class A ordinary shares the right to have their shares redeemed or repurchased in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 24 months from the closing of this offering or (B) with respect to any other provision relating to the rights of holders of our Class A ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share, Calculation, Additional Information [Text Block]

Adjusted NTBVPS excludes the effect of the consummation of our initial business combination or any related transactions or expenses. The calculation of Adjusted NTBVPS (A) assumes that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement warrants, as further described in this prospectus, and (B) assumes the issuance of 35,000,000 Class A ordinary shares included in the units sold in this offering (or 40,250,000 Class A ordinary shares included in the units sold in this offering if the underwriters’ over-allotment option is exercised in full) and 10,062,500 founder shares (up to 1,312,500 of which are assumed to be forfeited by the sponsor in the scenario in which the underwriters’ over-allotment option is not exercised in full).